Investment Objectives and Goals - JPMorgan International Dynamic ETF	Jan. 09, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Ticker: JIDE
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to provide total return from long-term capital growth.